Subsequent Events	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Subsequent Events
Subsequent Events

Note 10: Subsequent Events

In March 2020, our business was impacted by the COVID-19 global pandemic. A significant portion of our business includes restaurants, typically franchise food operators, which were required by the State of California to cease all in-store dining during the COVID-19 shutdown. This has impacted their revenue sources and has resulted in staff layoffs and lower payroll billings processed, beginning in the middle of March 2020, and continuing through the date of this report. In May 2020 the State of California announced that workers who were required to work outside their homes during the lockdown would be potentially eligible for workers compensation if they became ill for a 60 day period announced to be between March 19 until May 19. To date, we have not been notified of any such claims.

In March 2020, three investors converted $1,047,000 of the Company’s Convertible Notes and $25,000 of accrued default interest into 135,507 shares of common stock at a conversion price of $9.20 per share.

On March 23, 2020, the Company entered into the following Amendment and Exchange Agreements (the “Amendment and Exchange Agreements”) with certain institutional investors, pursuant to which the Company amended and restated certain existing notes (the “Amended and Restated Notes”) and issued (i) convertible notes in an aggregate principal amount of $167,000 convertible into shares of common stock at a conversion price of $9.20 per share of common stock (the “Exchange Notes”), (ii) warrants to purchase an aggregate of 162,950 shares of common stock at an exercise price of $10.17 per share of common stock (the “Exchange Warrants”) and (iii) an aggregate of 82,654 shares of common stock (collectively, the “Exchange Securities”):

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On March 23, 2020, the Company entered into an Amendment and Exchange Agreement (the “Alpha Amendment and Exchange Agreement”) with Alpha Capital Anstalt (“Alpha”) pursuant to which the Company (a) issued to Alpha an Amended and Restated Note in an aggregate principal amount of $723,000, and (b) in exchange for outstanding warrants to purchase shares of common stock held by Alpha, issued to Alpha (i) 66,123 shares of common stock, (ii) an Exchange Warrant to purchase 130,360 shares of common stock and (iii) an Exchange Note in an aggregate principal amount of $145,000.

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On March 23, 2020, the Company entered into an Amendment and Exchange Agreement (the “Osher Amendment and Exchange Agreement”) with Osher Capital Partners LLC (“Osher”) pursuant to which the Company (a) issued to Osher an Amended and Restated Note in an aggregate principal amount of $108,000, and (b) in exchange for outstanding warrants to purchase shares of common stock held by Osher, issued to Osher (i) 16,531 shares of common stock, (ii) an Exchange Warrant to purchase 32,590 shares of common stock and (iii) an Exchange Note in an aggregate principal amount of $22,000.

On March 24, 2020, the Company entered into an Exchange Agreement (the “Exchange Agreement”) with CVI Investments, Inc. (“CVI”) pursuant to which CVI exchanged its outstanding senior convertible note due 2022 for (i) a warrant (the “Exchange Warrant”) to purchase 260,719 shares of common stock and (b) a senior convertible note in an aggregate principal amount of $1,829,000 convertible into shares of common stock at a conversion price of $9.20 per share.

On April 15, 2020, CVI converted $1,829,000 of its senior convertible notes into 198,756 shares of common stock.

On March 25, 2020, the Company filed Amended and Restated Articles of Incorporation (the “Restated Articles of Incorporation”) with the Wyoming Secretary of State, which were approved by the Company’s board of directors and its shareholders representing a majority of its outstanding shares of capital stock. The Restated Articles of Incorporation, among other things, set conversion rights for the Company’s Class A Preferred Stock, par value $0.0001 per share, to convert into shares of common stock on a one-for-one basis.

Management has evaluated subsequent events pursuant to the issuance of the interim unaudited consolidated financial statements and has determined that other than listed above, no other subsequent events exist through the date of this Report.

Note 15: Subsequent Events

On November 14, the Company filed a preliminary proxy requesting a 1 for 40 reverse split of our common shares. We have received the majority shareholder approval for the reverse split and the Company expects the reverse split to be effective on December 16, 2019.

On December 4, 2019 the Company received a notice from the Nasdaq Capital Market stating that the Company will be delisted on December 13, 2019 unless the Company files for a hearing by December 11, 2019. The Company requested a hearing on December 9, 2019 and has a hearing scheduled for January 23, 2020.

On December 5, 2019, the Company entered into an exchange agreement with the holder of a majority of its March 2019 Convertible Notes. The exchange agreement and the related revised March 2019 note agreement revised the conversion price to $40.00 per share, extended the term of the March 2019 notes to March 1, 2022, provided for a revised quarterly amortization schedule beginning April 1, 2020, and removed certain anti-dilution terms of the related March 2019 warrants. The holder also exchanged $222,000 of December 2018 Notes by extending the term to coincide with the revised term of the March 2019 notes and for the revised amortization schedule. The Company agreed to issue an additional $200,000 of consideration to the holder, payable in common stock, as consideration for this exchange and agreed to increase the principal outstanding on the notes exchanged by 10% from $222,000 for the December 2018 notes to $244,000 and from $2,445,000 for the March 2019 notes to $2,890,000. On December 11, 2019, the Company issued 21,750 shares of common stock to the holder in satisfaction of the additional $200,000 of consideration.

Management has evaluated subsequent events pursuant to the issuance of the consolidated financial statements and has determined that no additional subsequent events occurred through the date of this filing that would require disclosure.